Schedule of Future Minimum Lease Payments for Capital Leases (Details)	Jul. 31, 2015 USD ($)
Year ending July 31, 2016	$ 210,397
Year ending July 31, 2017	210,397
Year ending July 31, 2018	210,397
Year ending July 31, 2019	210,397
Year ending July 31, 2020	210,397
Later years	4,996,921
Total minimum lease payments	6,048,906
Less: Amount representing interest	(3,327,865)
Total	$ 2,721,041